Trade Receivables and Reseller Financing - Breakdown of Reseller Financing, Gross of Estimated Losses on Doubtful Accounts (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Summary of trade receivables [line items]
Reseller financing, gross of estimated losses on doubtful accounts	R$ 855,229	R$ 675,236
Current [member]
Summary of trade receivables [line items]
Reseller financing, gross of estimated losses on doubtful accounts	633,183	516,547
Less than 30 days [member]
Summary of trade receivables [line items]
Reseller financing, gross of estimated losses on doubtful accounts	11,262	11,868
From thirty 31 to 60 days [member]
Summary of trade receivables [line items]
Reseller financing, gross of estimated losses on doubtful accounts	14,869	7,177
From sixty one days to Ninety days [member]
Summary of trade receivables [line items]
Reseller financing, gross of estimated losses on doubtful accounts	9,377	3,883
From 91 to180 days [member]
Summary of trade receivables [line items]
Reseller financing, gross of estimated losses on doubtful accounts	20,783	13,775
More than 180 Days [member]
Summary of trade receivables [line items]
Reseller financing, gross of estimated losses on doubtful accounts	R$ 165,755	R$ 121,986